UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23360

Broadstone Real Estate Access Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, Suite 32A

New York, NY 10105

(Address of principal executive offices) (Zip code)

Richard J. Byrne, Chief Executive Officer and President

c/o Benefit Street Partners L.L.C.

9 West 57th Street, Suite 4920

New York, New York 10019

(212)588-6770

(Name and Address of Agent for Service)

COPIES TO:

Thomas J. Friedmann, Esq.

Jonathan Gaines, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

(617) 728-7120

Registrant’s telephone number, including area code: (585)287-6500

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1 – Proxy Voting Record.

The Registrant did not hold any portfolio securities that entitled the Registrant to vote at any shareholder meeting and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadstone Real Estate Access Fund

By:	/s/ Richard J. Byrne
Richard J. Byrne
Chief Executive Officer and President (Principal Executive Officer)

Date:	August 12, 2021